Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
Note 14. Commitments and Contingencies

Guarantees

In 2013, the Company guaranteed a $3,633 bank loan for Construimos y Señalizamos S.A. The borrowed funds were deposited with ES to ensure enough resources for large projects that could potentially require significant uses of cash by the Company. At the March 31, 2014, the guarantee was in good standing and no liabilities are recorded. The funds were repaid to the bank on April 1, 2014. In conjunction with such, the guarantee was released.

Guarantees on behalf of or from related parties are disclosed in Note 11 - Related Parties

Legal Matters

Tecnoglass S.A. and Tecnoglass USA, Inc., a related party, are named in a civil action for wrongful death, negligence and negligent infliction of emotional distress arising out of a workplace accident where a crate of glass fell and fatally crushed a worker during the unloading process. TG denies liability and intends to rigorously defend the claim in court. TG’s insurance carrier is providing coverage to TG under a $3.0 million wasting policy, which means that the attorneys’ fees and expenses incurred during the defense of the claim reduce the amount of coverage available. TG’s U.S. counsel believe that the claimants’ initial request of $6.0 million in negotiations is without merit or substance. Based on pre-trial settlement negotiations, TG’s U.S. counsel believe that the claimants will settle for substantially less than the $3.0 million policy coverage, and uninsured losses in excess of the policy are unlikely. The case is scheduled for the trial calendar in Miami-Dade County beginning September 15, 2014. TG’s counsel believes that an uninsured loss to the Company above the coverage limits is unlikely and immaterial.

Tecnoglass S.A. is also a named defendant in in the matter of Diplomat Properties, Limited Partnership as assignee of Shower Concepts, Inc. v. Tecnoglass Colombia, S.A. in the 17 th Judicial Circuit in and for Broward County, Florida. Plaintiff Diplomat Properties, Limited (“Diplomat”) has asserted a claim for indemnification against TG and Tecnoglass USA, Inc. The claim arises from the supplying of glass shower doors to a hotel/spa in Broward County, Florida. Specifically, in 2006, Diplomat commenced arbitration against Shower Concepts, Inc. seeking damages for breach of contract due to fractures in the installed glass shower doors. Diplomat initiated a complaint asserting various claims which were dismissed with prejudice. The only remaining claim against the Tecnoglass entities is common law indemnification. TG denies liability and asserts that Shower Concepts was at fault and that as a joint tort feasor, it cannot sue for indemnity. A trial date has not yet been set for this case. TG’s counsel believes that a liability in this claim is unlikely and immaterial.

General Legal Matters

From time to time, the Company is involved in legal matters arising in the ordinary course of business. While management believes that such matters are currently not material, there can be no assurance that matters arising in the ordinary course of business for which the Company is, or could be, involved in litigation, will not have a material adverse effect on its business, financial condition or results of operations.

Note 14. Commitments and Contingencies

Guarantees

The Company guaranteed a $3,633 bank loan for Construimos y Señalizamos  S.A. The borrowed funds were deposited with ES to ensure enough resources for large projects that could potentially require significant uses of cash by the Company. At the December 31, 2013, the guarantee was in good standing and no liabilities are recorded. The funds were repaid to the bank on April 1st, 2014.

Guarantees to related parties are disclosed in Note 12 – Related Parties

Legal Matters

TG and Tecnoglass USA, Inc., a related party, are named in a civil action for wrongful death, negligence and negligent infliction of emotional distress arising out of a workplace accident where a crate of glass fell and fatally crushed a worker during the unloading process. TG denies liability and intends to rigorously defend the claim in court. TG’s insurance carrier is providing coverage to TG under a $3,000 wasting policy, which means that the attorneys’ fees and expenses incurred during the defense of the claim reduce the amount of coverage available. TG’s U.S. counsel believe that the claimants’ initial request of $6,000 in negotiations is without merit or substance. Based on pre-trial settlement negotiations, TG’s U.S. counsel believe that the claimants will settle for substantially less than the $3,000 policy coverage, and uninsured losses in excess of the policy are unlikely. The case is scheduled for the trial calendar in Miami-Dade County beginning September 15, 2014. TG’s counsel believes that an uninsured loss to the Company above the coverage limits is unlikely and immaterial.

TG is also a named defendant in in the matter of Diplomat Properties, Limited Partnership as assignee of Shower Concepts, Inc. v. TG Colombia, S.A. in the 17 th Judicial Circuit in and for Broward County, Florida. Plaintiff Diplomat Properties, Limited (“Diplomat”) has asserted a claim for indemnification against TG and TG USA, Inc.. The claim arises from the supplying of glass shower doors to a hotel/spa in Broward County, Florida. Specifically, in 2006, Diplomat commenced arbitration against Shower Concepts, Inc. seeking damages for breach of contract due to fractures in the installed glass shower doors. Diplomat initiated a complaint asserting various claims which were dismissed with prejudice. The only remaining claim against the TG entities is common law indemnification. TG denies liability and asserts that Shower Concepts was at fault and that as a joint tort feasor, it cannot sue for indemnity. A trial date has not yet been set for this case. TG’s counsel believes that a liability in this claim is unlikely and immaterial.

General Legal Matters

From time to time, the Company is involved in legal matters arising in the ordinary course of business. While management believes that such matters are currently not material, there can be no assurance that matters arising in the ordinary course of business for which the Company is, or could be, involved in litigation, will not have a material adverse effect on its business, financial condition or results of operations.